Financial Risk Management - Available-for-sale Financial Assets Measured at Cost (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [Line Items]
Available for sale for financial assets	₩ 5,136	₩ 7,993
Equity securities [member]
Disclosure of financial assets [Line Items]
Available for sale for financial assets	4,980	7,839	₩ 10,689
Equity securities [member] | Intellectual Discovery Co., Ltd. [member]
Disclosure of financial assets [Line Items]
Available for sale for financial assets	729	729	2,673
Equity securities [member] | Kyulux, Inc. [member]
Disclosure of financial assets [Line Items]
Available for sale for financial assets	1,968	3,266	3,266
Equity securities [member] | Henghao Technology Co., Ltd. [member]
Disclosure of financial assets [Line Items]
Available for sale for financial assets		1,559	3,372
Equity securities [member] | ARCH Venture Fund Vill, L.P. [member]
Disclosure of financial assets [Line Items]
Available for sale for financial assets	₩ 2,283	₩ 2,285	₩ 1,378